PROVISIONS	12 Months Ended
Mar. 31, 2025
Other provisions, contingent liabilities and contingent assets [Abstract]
PROVISIONS	PROVISIONS

	Warranty	Restructuring	Other	Total
Balance, at March 31, 2023	$11,102	$18,590	$908	$30,600
Provisions made	6,460	22,790	10,362	39,612
Acquisition of subsidiaries	522	—	—	522
Provisions used	(4,862)	(19,445)	(10,352)	(34,659)
Exchange adjustments	(30)	(72)	5	(97)
Balance, at March 31, 2024	$13,192	$21,863	$923	$35,978
Provisions made	4,141	23,972	16,342	44,455
Acquisition of subsidiaries	—	2,008	—	2,008
Provisions used	(7,740)	(29,796)	(15,734)	(53,270)
Exchange adjustments	769	975	45	1,789
Balance, at March 31, 2025	$10,362	$19,022	$1,576	$30,960

Warranty provisions
Warranty provisions are related to sales of products and are based on experience reflecting statistical trends of warranty costs.
Restructuring
Restructuring charges are recognized in the period incurred and when the criteria for provisions are fulfilled. Termination benefits are recognized as a liability and an expense when the Company is demonstrably committed through a formal restructuring plan.

The Company recorded $23,972 for the year ended March 31, 2025 related to the previously disclosed restructuring activities. The costs incurred related primarily to workforce reductions and other reorganization related costs. Included in the restructuring provisions is $1,000 of costs classified as long-term due to country specific requirements for termination benefits (March 31, 2024 - $nil).
Other provisions
Other provisions are related to medical insurance expenses that have been incurred during the period but are not yet paid, and other miscellaneous provisions.